Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

3. Cash and cash equivalents

Cash and cash equivalents consists of the following:

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Balances with current accounts	8,314	874	10.5
Bank demand deposits*	10,482	11,850	144.2
Total	18,796	12,724	154.7

*	Includes unrestricted term deposit having maturity more than one year.